Related Party Transactions - Narrative (Details)											1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 06, 2015	May. 02, 2014 USD ($)	Apr. 22, 2014 shares	Mar. 03, 2014 USD ($)	Apr. 12, 2013 USD ($)	Apr. 12, 2013 USD ($)	Mar. 29, 2013 USD ($)	Dec. 27, 2012 USD ($)	Dec. 11, 2012 shares	Aug. 21, 2012 USD ($)	Jan. 31, 2015 shares	Dec. 21, 2012	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2014 USD ($) ft² shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 14, 2013 USD ($)
Related Party Transaction [Line Items]
Borrowings of term loan facility															$ 3,307,000	$ (62,355,000)
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Options outstanding (in shares) | shares															3,620,498
Options exercisable (in shares) | shares															3,120,498
Options surrendered (in shares) | shares			1,000,000
Purchase price of residence, cost basis										$ 6,500,000
Former Executive Chairman Of Board Of Directors [Member]
Related Party Transaction [Line Items]
Options surrendered (in shares) | shares			1,000,000
Ocwen [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage by related party															14.00%
Altisource [Member]
Related Party Transaction [Line Items]
Proceeds from sale of businesses					$ 128,800,000
Automatic renewal term of support services agreement after 2018													1 year	1 year
Square feet | ft²															2,155
Borrowings of term loan facility								$ 75,000,000							$ (4,909,000)	(3,843,000)
Altisource [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage by related party															29.00%
Options outstanding (in shares) | shares															873,501
Altisource [Member] | Homeward Residential Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Proceeds from sale of businesses							$ 87,000,000
Altisource [Member] | ResCap [Member]
Related Party Transaction [Line Items]
Proceeds from sale of businesses						$ 128,800,000
HLSS [Member]
Related Party Transaction [Line Items]
Borrowings of term loan facility															$ 7,884,000	(59,505,000)
Unpaid principal balance of agency loans held for sale															160,800,000,000
Outstanding servicing advances															6,100,000,000
Advances transferred				$ 612,300,000
Unpaid principal balance of EBO loans serviced															$ 447,500,000
HLSS [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage by related party															1.00%
HLSS Mortgage LP [Member]
Related Party Transaction [Line Items]
Unpaid principal balance of EBO loans serviced															$ 434,200,000
AAMC [Member]
Related Party Transaction [Line Items]
Borrowings of term loan facility															$ 232,000	943,000
AAMC [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage by related party															28.00%
Options outstanding (in shares) | shares															85,755
Residential [Member]
Related Party Transaction [Line Items]
Borrowings of term loan facility															$ 100,000	50,000
Unpaid principal balance of EBO loans serviced															$ 3,700,000,000
Term of servicing agreement												15 years
Aggregate purchase price for pool of loans																		$ 64,400,000
Residential [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage by related party															4.00%
Subsequent Event [Member] | Former Executive Chairman Of Board Of Directors [Member]
Related Party Transaction [Line Items]
Options surrendered (in shares) | shares											47,872
Subsequent Event [Member] | NRZ [Member]
Related Party Transaction [Line Items]
Period from sale of tranche of rights to mortgage servicing rights that apportionment of fees is subject to re-negotiation	8 years
Senior Unsecured Term Loan Facility [Member] | Altisource [Member]
Related Party Transaction [Line Items]
Description of variable rate basis								one-month Eurodollar Rate (1-Month LIBOR)
Interest rate								6.75%
Eurodollar rate floor basis points								1.50%
Interest expense																$ 800,000	$ 100,000
Delinquent FHA Insured Loans [Member]
Related Party Transaction [Line Items]
Advances transferred															$ 1,400,000,000
Delinquent FHA Insured Loans [Member] | Servicing Advances [Member]
Related Party Transaction [Line Items]
Advances transferred															75,900,000
Delinquent FHA Insured Loans [Member] | Servicing Advances [Member] | HLSS SEZ LP [Member]
Related Party Transaction [Line Items]
Advances transferred		$ 20,200,000
Delinquent FHA Insured Loans [Member] | Servicing Advances [Member] | HLSS [Member]
Related Party Transaction [Line Items]
Advances transferred															$ 55,700,000
Special Equity Incentive Plan 2012 [Member] | AAMC [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Restricted stock (in shares) | shares									52,589
Equity incentive plan, restricted stock unvested | shares															39,441
Special Equity Incentive Plan 2012 [Member] | AAMC [Member] | President and Chief Executive Officer and Director [Member]
Related Party Transaction [Line Items]
Restricted stock (in shares) | shares									29,216
Equity incentive plan, restricted stock unvested | shares															21,912
Advance Funding Facility [Member]
Related Party Transaction [Line Items]
Term of advance funding facility															364 days
Advance Funding Facility [Member] | HLSS [Member]
Related Party Transaction [Line Items]
Term of advance funding facility															364 days